Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025		Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 301,309	$ 459,174		$ 34,085
Prepaid expenses	404,808	159,985
Prepaid expenses and other current assets	404,808	159,985		11,454
Total Current Assets	706,117	619,159		45,539
Non-Current Assets:
Deferred equity issuance costs				193,876
Total Assets	706,117	619,159		239,415
Current Liabilities:
Accounts payable- trade	1,371,309	1,512,090		1,361,081
Accrued expenses	869,681	596,465		1,049,910
Financing liability	240,698
Convertible notes payable, net of debt issuance costs and discounts				1,248,708
Derivative liability arising from convertible notes payable				544,957
Accrued interest				134,875
Total Current Liabilities	2,481,688	2,108,555		4,339,531
Total Liabilities	2,481,688	2,108,555		4,339,531
Commitments and contingencies (Note 11)
Stockholders’ Deficit:
Preferred stock, value
Common stock, value	879	866	[1]	325	[1]
Additional paid-in capital	8,661,447	7,801,539		23,791
Accumulated deficit	(10,437,897)	(9,291,801)		(4,124,232)
Total Stockholders’ Deficit	(1,775,571)	(1,489,396)		(4,100,116)
Total Liabilities and Stockholders’ Deficit	$ 706,117	$ 619,159		$ 239,415

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger (see Note 3).